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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001 Check here if Amendment [ ]; Amendment Number:
                                                  -----------------------

                        This Amendment (Check only one.):
                        [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard, Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Thomas U. Barton
Title:              President of White Rock Capital,  Inc., the general  partner of the Institutional Investment Manager
Phone:              (214) 526-1465

Signature, Place, and Date of Signing:

/S/  THOMAS U. BARTON
--------------------------------------------------------------
[Signature]
Dallas, Texas
--------------------------------------------------------------
[City, State]
August 14, 2001
--------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         6

Form 13F Information Table Value Total:

         $ 14,659 (thousands)

List of Other Included Managers:

               Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE


                                                        White Rock Capital
                                                             Form 13F
                                                    Quarter ended June 30, 2001

--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
                      Title of                Value      Shares/   Sh/    Put/     Invstmt      Other             Voting Authority
Name of Issuer        Class       CUSIP       (x$1,000)  Prn Amt   Prn    Call     Dscretn      Managers      Sole    Shared   None
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------

Britesmile, Inc.      COM         110415106       1,802   171,428  SH              Sole                      171,428
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
IVAX Diagnostics,
Inc.                  COM         45070W109         968   198,400  SH              Sole                      198,400
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Micro Linear
Corporation           COM         594850109         122    50,000  SH              Sole                       50,000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Microtune, Inc.       COM         59514P109       6,380   290,000  SH              Sole                      290,000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
SoftNet Systems,                                                                   Sole
Inc.                  COM         833964109       2,385  1,216,800 SH                                       1,216,800
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
ZixIt Corporation     COM         98974P100       3,002   328,100  SH              Sole                      328,100
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------

REPORT SUMMARY        6 DATA
                      RECORDS                    14,659            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------